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APPENDIX I                  UNITED STATES                   OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION     OMB Number: 3235-0456
                       Washington, D.C. 20549           Expires: August 31, 2000
                                                        Estimated average burden
                             FORM 24F-2                 hours per response.....1
                  Annual Notice of Securities Sold      ------------------------
                       Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form. Please print or type.

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  1.   Name and address of Issuer:

       Protective Investment Company
       2801 Highway 280 South
       Birmingham, Alabama 35223
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  2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
       classes):                                                            / /

       Global Income Fund, International Equity Fund, Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund (formerly Select Equity
       Fund), Small Cap Equity Fund and Money Market Fund
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  3.   Investment Company Act File Number: 811-8674

       Securities Act File Number: 33-71592
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  4(a).Last day of fiscal year for which this Form is filed:

       December 31, 1997
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  4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.
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  4(c)./ / Check box if this is the last time the issuer will be filing this
           Form.

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
  5.  Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the                          $373,460,385
             fiscal year pursuant to section 24(f):                                      ------------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                     $73,561,026
                                                                     -----------

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending no
             earlier than October 11, 1995 that were not
             previously used to reduce registration fees payable
             to the Commission:                                      $    0
                                                                     -----------

      (iv)   Total available redemption credits (add Items 5(ii) and 5(iii):             $ 73,561,026
                                                                                         ------------

      (v)    Net sales - If Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                                       $299,899,359
                                                                                         ------------

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      (vi)   Redemption credits available for use in future years    $    (0)
             -- if Item 5(i) is less than Item 5(iv) [subtract Item ----------- 5(iv) from Item 5(i)]:

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      (vii)  Multiplier for determining registration fee (See                            x    0
             Instruction C.9):                                                           ------------

      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):                                      =$    0 (*)
                                                                                        -------------
                                                                                        -------------

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  6.  Prepaid Shares

      If the response to Item 5(f) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24a-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.
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  7.  Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    +$    0
                                                                     -----------
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  8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

      (*)  Registrant's shares sold exclusively to an unmanaged
           separate account organized as a unit investment trust.  =$     0
                                                                    ------------
                                                                    ------------
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  9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:

                     / /  Wire Transfer
                     / /  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John M. O'Sullivan
                          ---------------------------
                           Treasurer


Date Feb 27, 1998
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  *Please print the name and title of the signing officer below the signature.